Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Cash collateral - netted
Cash collateral paid	31,514	35,137	36,662	39,816
Cash collateral received	28,102	31,626	33,373	37,637
Cash collateral - not netted
Cash collateral paid	10,212	12,030	10,904	13,221
Cash collateral received	13,047	13,399	12,224	12,978